Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Consolidated Statements of Financial Position	Presentation in consolidated statements of financial position:
	December 31,
	2023	2022
Deferred taxes assets	$46,856	$42,027
Deferred tax liabilities	(59,206)	(59,465)
	$(12,350)	$(17,438)

Schedule of Composition	Composition:
	December 31,
	2023	2022
Net operating losses carried forward	$13,744	$10,296
Intangibles, fixed asset and right-of-use assets	(36,021)	(39,307)
Lease liability	767	(166)
Differences in measurement basis (cash basis for tax purposes)	377	2,213
Other	8,783	9,526
	$(12,350)	$(17,438)

Schedule of Pre-Tax Income	Pre-tax income:
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$126,360	$181,953	$137,213
Foreign	84,674	47,757	46,798

Total	$211,034	$256,710	$184,011

Schedule of income tax (tax benefit)	Income tax (tax benefit) consist of the following:
	Year ended December 31,
	2023	2022	2021

Current taxes	$54,743	$75,407	$52,956
Deferred taxes	(8,668)	(20,172)	(10,342)

Total	$46,075	$55,235	$42,614

Schedule of Consolidated Statements of Profit or Loss	The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Group’s consolidated statements of profit or loss:
	Year ended December 31,
	2023	2022	2021

Income before income taxes, as per the statement of operations	$211,034	$256,710	$184,011

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	48,538	59,043	42,323

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,705	720	3,667
Effect of different tax rates	(874)	(1,273)	852
Release of trapped earnings (see Note 23(a)(2)	-	711	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,907)	(5,579)	(7,338)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(2,070)	448	(84)
Undistributed earnings	(260)	(461)	-
Taxes in respect of prior years	558	890	891
Uncertain tax positions	(2,293)	3,065	401
Other	678	(2,329)	(1,629)

Taxes on income	$46,075	$55,235	$42,614

Schedule of Total Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula’s subsidiaries is as follows:
Balance as of January 1, 2022	$10,540
Decrease in tax positions	(1,042)
Increase in tax positions	4,455
Statue limitation	(1,012)
Balance as of December 31, 2022	$12,941
Decrease in tax positions	(1,556)
Increase in tax positions	1,573
Statue limitation	(2,115)
Balance as of December 31, 2023	$10,843